Disposal group held for sale (Tables)	6 Months Ended
Dec. 31, 2020
Disposal groups held for sale
Schedule of disposal groups held for sale

The table below depicts the disposal groups held for sale at 31 December 2020:
		Half year	Full year
		31 Dec 20	30 Jun 20
		Rm	Rm
Assets in disposal groups held for sale	Segment
US Base Chemicals Assets	Base and Performance Chemicals	–	71 001
Secunda Synfuels Operations Air Separation Units	Energy, Base and Performance Chemicals	5 889	5 675
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	Energy	5 999	5 951
Investment in Central Termica De Ressane Garcia S.A. (CTRG)	Energy	3 099	–
Interests in Etame Marin block and Block DE-8 offshore Gabon	Exploration and Production International	1 148	–
Other		560	1 641
		16 695	84 268
Liabilities in disposal groups held for sale	Segment
US Base Chemicals Assets	Base and Performance Chemicals	–	(2 425)
Secunda Synfuels Operations Air Separation Units	Energy, Base and Performance Chemicals	(18)	(38)
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	Energy	(2 136)	(2 604)
Investment in Central Termica De Ressane Garcia S.A. (CTRG)	Energy	(1 256)	–
Interests in Etame Marin block and Block DE-8 offshore Gabon	Exploration and Production International	(834)	–
Other		(333)	(464)
		(4 577)	(5 531)